Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These consolidated financial statements have been prepared in accordance with International Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Reporting Interpretations Committee (“IFRIC”).

The consolidated financial statements have been prepared on a historical cost basis, except certain financial instruments which are measured at fair value and digital assets which are measured at fair value less cost to sell through profit or loss.

Consolidated financial statements
b.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of the Company and companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intra group balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Functional and presentation currencies
c.	Functional and presentation currencies:

1.	Functional currency and presentation currency:

The consolidated financial statements are presented in U.S. dollars.

The Company determines the functional currency of each entity through an analysis of the consideration factors identified in International Accounting Standard (“IAS”) 21.

Assets, including fair value adjustments upon acquisition, and liabilities of an investee which is a foreign operation, are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive income (loss).

Upon the full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive income is carried to profit or loss. Upon the partial disposal of a foreign operation which results in the retention of control in the subsidiary, the relative portion of the amount recognized in other comprehensive income is reattributed to non-controlling interests.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

3.	Index-linked monetary items:

Monetary assets and liabilities linked to the changes in the Israeli Consumer Price Index (“Israeli CPI”) are adjusted at the relevant index at each reporting date according to the terms of the agreement.

Use of estimates and judgements
d.	Use of estimates and judgements:

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from those estimates.

Key assumptions made in the consolidated financial statements concerning uncertainties at the reporting date that may result in a material adjustment to the carrying amount of the INX Token liability and INX Token warrant liability within the next financial year are discussed in Note 11 and Note 12.

Many aspects of the digital currency and blockchain industry have not yet been addressed by current IFRS guidance. The Company is required to make significant assumptions and judgments as to its accounting policies and the application thereof, which is disclosed in the notes to the consolidated financial statements. If specific guidance is enacted by the IASB in the future, the impact may result in changes to the Company’s profit or loss and financial position as currently presented.

Discount rate for a lease liability

When the Company is unable to readily determine the discount rate implicit in a lease in order to measure the lease liability, the Company uses an incremental borrowing rate. That rate represents the rate of interest that the Company would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar economic environment. When there are no financing transactions that can serve as a basis, the Company determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract’s conditions and restrictions. In certain situations, the Company is assisted by an external valuation expert in determining the incremental borrowing rate.

Impairment of goodwill

The Group reviews goodwill for impairment at least once a year. This requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit (or a group of cash-generating units) to which the goodwill is allocated and also to choose a suitable discount rate for those cash flows.

Deferred tax assets

Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy.

e.	Cash and cash equivalents:

Cash and cash equivalents may include demand deposits and short-term, highly liquid investments that are readily convertible to cash with an original maturity of three months or less from the date of investment and are redeemable on demand without penalty.

Cash and cash equivalents
e.	Cash and cash equivalents:

Cash and cash equivalents may include demand deposits and short-term, highly liquid investments that are readily convertible to cash with an original maturity of three months or less from the date of investment and are redeemable on demand without penalty.

Financial instruments
f.	Financial instruments:

1.	Financial assets, including short-term and certain long-term investments, INX Tokens, digital assets, derivative assets are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

a)	Debt instruments are measured at fair value through other comprehensive income when:

The Company’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income.

b)	Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

c)	Derivative instruments

As part of its risk management activities, the Company enters into derivatives such as digital currency forwards. A digital currency forward is an exchange traded contract which represents a legal agreement to either buy or sell a referenced digital asset at a predetermined price at some time in the future. Digital assets forwards held by the Company are settled in a stable coin. The derivatives are carried at fair value and any realized and unrealized gains (losses) on derivatives are recognized through profit and loss.

2.	Loans and receivables are held to collect contractual cash flows and give rise to cash flows representing solely payments of principal and interest. These are measured subsequent to initial recognition at amortized cost.

Impairment of financial assets:

At the end of each reporting period, the Company evaluates the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies the simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses.

The Company grants its customers interest-free credit for periods of 30-90 days. As of December 31, 2022 and 2021, there were no material past-due accounts. Accordingly, the allowance for doubtful accounts is immaterial.

3.	Derecognition of financial assets

A financial asset is derecognized only when:

a.	The contractual rights to the cash flows from the financial asset has expired; or

b.	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

c.	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

4.	Financial liabilities:

Financial liabilities are initially recognized at fair value. After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

a)	Financial liabilities at amortized cost:

After initial recognition, loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

b)	Financial liabilities at fair value through profit or loss:

These liabilities include financial liabilities held for trading (including the INX Token warrant liability), contingent consideration liability recognized in a business combination and financial liabilities designated upon initial recognition as at fair value through profit or loss. Changes in the fair value of liabilities held for trading and contingent consideration are recognized in profit or loss in finance expenses. Based on the terms of the INX Token, as described in Note 1, the INX Token is a hybrid financial instrument. The host instrument is a financial liability due to the right of the INX Token holder to use the INX Token to pay transactions fees on the INX.One Trading Platform. The INX Token is considered a puttable instrument which is a financial liability in accordance with IAS 32, Financial Instruments: Presentation.

INX’s obligation to make a pro rata distribution annually to the INX Token holders from INX’s Adjusted Operating Cash Flow is an embedded derivative. The Company views INX’s operating cash flows as a financial variable, and therefore, the embedded derivative requires bifurcation pursuant to IFRS 9. The Company elected, in accordance with IFRS 9, to designate the entire financial liability (including the embedded derivative) at fair value through profit and loss. Accordingly, the INX Token liability and the INX Token warrant liability are remeasured to fair value at the end of each reporting period.

The change in the fair value of the INX Token liability that is attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, to the extent there are any, would be presented in other comprehensive income. The remaining amount of the change in the fair value of the INX Token liability would be presented in profit or loss. At December 31, 2022, all change in fair value of the INX Token liability is included in profit or loss.

When the INX Token is used to pay for services provided by INX, the respective portion of the INX Token liability is derecognized and revenue is recognized. The fair value of INX Tokens issued in consideration for services to be provided to the Company (through its subsidiaries) is recognized as compensation expense when services are provided.

5.	Offsetting financial instruments:

Financial assets and financial liabilities are offset, and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously. The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties.

6.	Compound financial instruments:

Convertible debt which contains both an equity component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

7.	Simple Agreement for Future Equity (“SAFE”):

INX has entered into equity funding agreements (SAFEs) pursuant to which funds received by INX from investors have been automatically converted into the same class of share capital of INX that were issued in a qualifying financing, as defined in the SAFEs. The conversion price for SAFEs issued before June 2020 was equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the qualifying financing, or (ii) a fixed price, as set forth in the SAFEs. For SAFEs issued in June 2020, the conversion price was equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the qualifying financing, or (ii) a fixed INX valuation divided by the number of INX’s shares outstanding on a fully-diluted basis (as defined in the SAFEs).

INX is not obligated to complete a qualifying financing or to approve the issuance of shares or dilutive securities within the term specified in the SAFE that would result in the issuance of a variable number of the INX’s equity instruments. Accordingly, as the SAFEs are a non-derivative for which the conversion price into the Company’s equity instruments is fixed at the end of its term, the consideration received from investors pursuant to the SAFEs is classified as equity. As of December 31, 2022, all INX SAFE’s have been converted into ordinary shares.

Fair value measurement
g.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement.

The Company classifies the bases used to measure certain assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

The levels are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2:	Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);

Level 3:	Inputs for the assets or liabilities that are not based on observable market data and require management assumptions or inputs from unobservable markets.

For details of the fair value of the INX Token liability - See Note 11. For the fair values of INX Token warrant liability, see Note 12. The fair values of current financial assets and financial liabilities, other than the INX Token the INX Token warrant liability and investments measured at fair value, approximate their carrying amounts due to the short-term maturity of these instruments.

Digital assets
h.	Digital assets:

Digital assets are measured on initial recognition at cost.

Digital assets characterized as inventory (current assets):

The Company has assessed that it acts in a capacity as a commodity broker trader as defined in IAS 2, Inventories, in characterizing certain of its holdings as inventory, or more specifically, certain holdings of digital assets. Such digital assets held by the Company are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin, therefore, they should be accounted for as inventory, and changes in fair value (less cost to sell) should be recognized in profit or loss.

Digital assets characterized as intangible assets (non-current assets):

Digital assets not characterized as inventory are classified as indefinite life intangible assets, and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired. An impairment loss is recognized if the carrying amount exceeds its fair value less cost of sale. The Company recorded impairment of digital assets in the amount of $72 and $80, for the year ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the Company did not hold any digital assets characterized as intangible assets.

The fair value of digital assets is determined by quoted prices at the active markets as of 12:00 AM UTC.

Revenue recognition
i.	Revenue recognition:

The Company determines revenue recognition from contracts with customers through the following steps:

●	Identification of the contract with the customer;

●	Identification of performance obligations in the contract;

●	Determination of transaction price;

●	Allocation of the transaction price to the performance obligations in the contract; and

●	Recognition of the revenue when, or as, the Company satisfies a performance obligation.

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration. When the Company is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

Brokerage fees revenue is recorded according to the date the service was provided, or the operation was carried out.

Trading fees revenue includes revenue from transaction and trading fees charged to customers utilizing the Company’s trading platform and are presented on net basis. The Company’s service is comprised of a single performance obligation to provide a matching service when customers buy, sell, or convert digital assets. The Company does not control the digital asset being provided before it is transferred to the buyer, does not have inventory risk related to the digital asset, and is not responsible for the settlement of the digital asset. The Company also does not set the price for the digital asset as the price is a market rate established by users of the platform. As a result, the Company acts as an agent in facilitating the ability for a customer to purchase digital assets from another customer.

Trading fees charged on the INX.One trading platform are recognized as revenue when the Company’s obligation is satisfied, the promised services are transferred to the customer and the customer obtains control. Contracts with customers are usually open-ended and can be terminated by either party without a termination penalty. Therefore, contracts are defined at the transaction level and do not extend beyond the service already provided. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

The Company also recognizes revenue from buying and selling digital assets it owns. Such revenue is recognized in the gross amount of consideration received on sales less the cost of digital assets sold.

Intangible assets
j.	Intangible assets

Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year-end. As of December 31, 2022, the Company recorded $361 of loss on impairment related to certain legacy components of the INXS middle office system that became obsolete and were replaced by a newly developed software (see Note 10d).

Intangible assets with indefinite useful lives are not systematically amortized and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired. The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

The useful life of intangible assets is as follows:

	Licenses	Customer relationships	Trade name	Technology

Useful life	Indefinite	Definite 10.58 years	Definite 10.58 years	Definite 8.67 years

Amortization method	Not amortized	Straight-line	Straight-line	Straight-line

Business combinations and goodwill
k.	Business combinations and goodwill

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets. Direct acquisition costs are recorded in the statement of comprehensive income as incurred. Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IAS 39. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

Impairment of non-financial assets
l.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing impairment of these specific assets:

1.	Goodwill in respect of subsidiaries:

The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

2.	Intangible assets with an indefinite useful life that have not yet been systematically amortized:

The impairment test is performed annually, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment (see Note 10d).

Customer funds and funds due to customers
m.	Customer funds and funds due to customers:

As of December 31, 2022 and 2021, customer funds include cash balances of $448 and $1,315 and digital asset balances of 2,161 and $2,955, respectively, that are held for the exclusive benefit of customers. The Company safeguards these assets and is subject to security risks for loss, theft or misuse. Therefore, the Company has concluded it has control over these assets and records them and the corresponding liability in the consolidated financial statements at fair value upon initial recognition and subsequently at each reporting period. The Company restricts the use of the assets underlying the customer funds to meet regulatory requirements and classifies the assets as current based on their purpose and availability to fulfill its direct obligation to customers.

Leases
n.	Leases:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term.

In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term (3 years and 9 years).

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

Share based payment transactions
o.	Share based payment transactions:

Certain of the Company’s employees and other service providers are entitled to compensation in the form of equity settled share-based payment transactions. The cost of the transactions is measured at the fair value of the equity instruments granted at grant date, using an appropriate valuation model, further details of which are provided in Note 18. The cost of the transactions is recognized in profit or loss together with a corresponding increase in equity or for share-based grants during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees/service provider become entitled to the award (the “vesting period”). The cumulative expense recognized at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of instruments that will ultimately vest.

Until December 31, 2021, the Company granted options exercisable into its Ordinary shares. Commencing in 2022, subsequent to the completion of the Transaction (see Note 1), options are granted to the Company’s employees and other service providers by the Parent Company and are exercisable into the Common shares of the Parent Company.

Research and development expenses
p.	Research and development expenses:

Research expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate all of the following: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Through December 31, 2022, the Company has not met all the aforementioned criteria and therefore all development costs have been recognized in profit or loss.

Income taxes
q.	Income taxes:

The consolidated financial statements include estimates and assumptions for determining the future tax rates applicable to subsidiaries and identifying temporary differences that relate to each subsidiary. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities using the tax rates used enacted or substantively enacted at the reporting date. Deferred tax is provided using a liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets are recognized for deductible temporary differences and the carryforward of any unused tax losses. Deferred tax assets are recognized to the extent it is probable that taxable profit will be available against the deductible temporary differences and that the carryforward of unused tax losses can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and adjusted accordingly.

Property, Plant and equipment
r.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

Percentage
Communication & equipment	15
Office furniture and equipment	7-10
Computers and software	33
Leasehold improvements	see below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the useful life of the improvement.

The useful life and depreciation method of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

Net income (loss) per share
s.	Net income (loss) per share:

Basic income (loss) per share is computed by dividing the income (net) loss attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted income (loss) per share is computed by dividing the net income (loss), as above, after adjustment for interest on the convertible loans by the weighted average number of ordinary shares outstanding, as above, plus the weighted average number of ordinary shares that would be issued on conversion of stock options.

Potential ordinary shares are included in the computation of diluted earnings per share when their conversion decreases earnings per share from continuing operations. Potential ordinary shares that are converted during the period are included in diluted earnings per share only until the conversion date and from that date in basic earnings per share.

Employee benefit liabilities
u.	Employee benefit liabilities:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to section 14 to the Severance Pay Law under which the Company pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.